Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 33,637	$ 36,934
Cost of revenues	(19,847)	(26,000)
Gross profit	13,790	10,934
Research and development expenses	(5,101)	(6,839)
Sales and marketing expenses	(5,290)	(7,216)
General and administrative expenses	(7,988)	(17,046)
Other expense, net	(8,776)	(3,378)
Loss from operations	(13,365)	(23,545)
Interest income	5	9
Interest expenses	(346)	(89)
Amortization of beneficial conversion feature	(456)
Loss before income tax	(14,162)	(23,625)
Income tax credit/(expenses)	(119)	4
Share of profit in equity method investment, net of tax	77	53
Net loss	(14,204)	(23,568)
Net loss attributable to ordinary shareholders of the Company	(14,204)	(23,568)
Net loss	(14,204)	(23,568)
Foreign currency translation adjustment	1,832	432
Total comprehensive loss	$ (12,372)	$ (23,136)
Net loss per share attributable to ordinary shareholders of the Company
Basic and diluted (in Dollars per share)	$ (0.05)	$ (0.08)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted (in Shares)	291,887,614	283,008,578
Revenues from services
Revenues	$ 21,084	$ 17,710
Sales of products
Revenues	12,553	19,224
Cost of services
Cost of revenues	(9,947)	(10,460)
Cost of products sold
Cost of revenues	$ (9,900)	$ (15,540)